Summary Of Significant Accounting Policies (Schedule Of Financial Assets And Liabilities At Fair Value) (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments in U.S. Treasury notes held in equity trading accounts (as collateral)	$ 35,484,868	$ 27,560,017	$ 71,472,453
Investments in U.S. Treasury notes	160,208,211	190,874,789	205,256,695
Total investments in U.S. Treasury notes	195,693,079	218,434,806	276,729,148
Short-term money market fund	9,949,346	16,785,518	8,281,834
Net unrealized appreciation on open futures and forward currency contracts	3,493,184	2,573,582	7,842,259
Net unrealized depreciation on open futures and forward currency contracts	(1,494,144)	(684,078)	(544,585)
Total open futures and forward currency contracts	1,999,040	1,889,504	7,297,674
Total financial assets at fair value		237,109,828	292,308,656
Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	3,493,184	2,507,201	7,245,011
Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	251,911	731,816	(322,642)
Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(286,660)	(252,629)	(165,871)
Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,791,670	1,032,389	(2,410,168)
Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	175,390	45,610	33,040
Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	996,814	(641,849)	2,488,781
Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	201,053	554,628	28,399
Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(636,994)	1,037,236	7,593,472
Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(1,494,144)	(617,697)	52,663
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments in U.S. Treasury notes	195,693,079	218,434,806	276,729,148
Short-term money market fund	9,949,346	16,785,518	8,281,834
Total open futures and forward currency contracts	3,493,184	2,507,201	7,245,011
Total financial assets at fair value		237,727,525	292,255,993
Level 1 [Member] | Futures Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	3,493,184	2,507,201	7,245,011
Level 1 [Member] | Energies [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	251,911	731,816	(322,642)
Level 1 [Member] | Grains [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(286,660)	(252,629)	(165,871)
Level 1 [Member] | Interest Rates [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	2,791,670	1,032,389	(2,410,168)
Level 1 [Member] | Livestock [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	175,390	45,610	33,040
Level 1 [Member] | Metals [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	996,814	(641,849)	2,488,781
Level 1 [Member] | Softs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	201,053	554,628	28,399
Level 1 [Member] | Stock Indices [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(636,994)	1,037,236	7,593,472
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	(1,494,144)	(617,697)	52,663
Total financial assets at fair value		(617,697)	52,663
Level 2 [Member] | Forward Currency Contracts [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total open futures and forward currency contracts	$ (1,494,144)	$ (617,697)	$ 52,663